Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Changes in Accounting Policies [Abstract]
Schedule of impact on the balance sheet
Satellites, property and other equipment	$(2,087)
Intangible assets	$(1,419)
Accumulated earnings	$3,495
Reserves	$11

Schedule of statements of income (loss) and the statements of comprehensive income (loss)
For the years ended December 31,	2021	2020
Operating expenses	$2,895	$758
Amortization	$(158)	$—
Foreign currency translation adjustments	$11	$—
Net income (loss) per common share attributable to Telesat Corporation shareholders – basic	$(0.05)	$(0.01)
Net income (loss) per common share attributable to Telesat Corporation shareholders – diluted	$(0.05)	$(0.01)